Impairment loss on marketable securities and investments in associated companies - Seadrill Partners - Common Units (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)			$ 0	$ 153		$ 752
Gross unrealized gain			(36)	(52)		$ (476)
Seadrill Partners LLC
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Increase (decrease) in price per unit (as percent)	(20.00%)
Common Unit | Seadrill Partners LLC
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Increase (decrease) in price per unit (as percent)					62.00%
Total impairment of marketable securities investments (reclassification from OCI)		$ 574	$ 0	$ 153
Common units market value (in dollars per share)				$ 4.20	$ 3.53